Property, Plant and Equipment (Details) - Schedule of property and equipment - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 596,153	$ 611,238	$ 634,100
Less: accumulated depreciation	(285,354)	(246,184)	(222,569)
Property and equipment, net	310,799	365,054	411,531
Computer and leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	49,436	50,687
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 546,717	$ 560,551	$ 581,517